Fair value of assets and liabilities - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Assets
Loans at fair value	¥ 0	$ 0	¥ 120,279,612
Liabilities
Payable to investors at fair value	0	0	141,288,810
Financial guarantee derivative	0	0	107,890,394
Recurring
Assets
Loans at fair value			120,279,612
Financial guarantee derivative			10,713,953
Financial investments	423,946,298	59,711,588
Total assets	423,946,298	59,711,588	130,993,565
Liabilities
Payable to investors at fair value			141,288,810
Financial guarantee derivative			107,890,394
Total liabilities			249,179,204
Level 1 | Recurring
Assets
Financial investments	56,181,082	7,912,940
Total assets	56,181,082	7,912,940
Level 3 | Recurring
Assets
Loans at fair value			120,279,612
Financial guarantee derivative			10,713,953
Financial investments	367,765,216	51,798,648
Total assets	¥ 367,765,216	$ 51,798,648	130,993,565
Liabilities
Payable to investors at fair value			141,288,810	$ 19,900,113	¥ 462,714,400
Financial guarantee derivative			107,890,394
Total liabilities			¥ 249,179,204